Trade and Other Receivables - Trade receivables and accrued income past overdue (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ 107,414	£ 72,752
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(3,537)	(3,584)
Current | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	84,088	61,521
Current | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(1,212)	(248)
1 - 30 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	6,106	3,900
1 - 30 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(15)	(666)
31 - 60 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	5,330	2,034
31 - 60 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(225)	(743)
61 - 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	2,919	1,915
61 - 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	(105)	(792)
Over 90 days overdue | Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	8,971	3,382
Over 90 days overdue | Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables and accrued income	£ (1,980)	£ (1,135)